Pension Health Care And Postretirement Benefits Other Than Pensions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
Effect on total of service and interest cost components, One-Percentage-Point, Increase	$ 117
Effect on total of service and interest cost components, One-Percentage-Point, Decrease	(124)
Effect on the postretirement benefit obligation One-Percentage-Point, Increase	2,938
Effect on the postretirement benefit obligation One-Percentage-Point, Decrease	(3,039)
Retiree health care benefit cash payments
Retiree Health Care Benefits, 2013	20,087
Medicare Prescription Reimbursement, 2013	(2,176)
Expected Cash Payments - Net 2013	17,911
Retiree Health Care Benefits, 2014	21,324
Medicare Prescription Reimbursement, 2014	(2,357)
Expected Cash Payments - Net 2014	18,967
Retiree Health Care Benefits, 2015	22,305
Medicare Prescription Reimbursement, 2015	(2,531)
Expected Cash Payments - Net 2015	19,774
Retiree Health Care Benefits, 2016	23,011
Medicare Prescription Reimbursement, 2016	(2,698)
Expected Cash Payments - Net 2016	20,313
Retiree Health Care Benefits, 2017	23,357
Medicare Prescription Reimbursement, 2017	(680)
Expected Cash Payments - Net 2017	22,677
Retiree Health Care Benefits, 2018 through 2022	114,784
Medicare Prescription Reimbursement, 2018 through 2022	(2,187)
Expected Cash Payments - Net 2018 through 2022	112,597
Retiree Health Care Benefits	224,868
Medicare Prescription Reimbursement	(12,629)
Expected Benefit Cash Payments	$ 212,239